Unaudited selected quarterly financial data	12 Months Ended
Dec. 31, 2011
Unaudited selected quarterly financial data
Unaudited selected quarterly financial data

22. Unaudited selected quarterly financial data

        Unaudited selected quarterly financial data are as follows:

	Quarter Ended
	2011
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$125,639	$52,333	$53,258	$53,665
Project income	1,728	4,351	13,031	14,869
Net income (loss) attributable to Atlantic Power Corporation	(29,830)	(27,900)	13,186	6,136
Weighted average number of common shares outstanding—basic	113,088	68,910	68,573	67,654
Net income (loss) per weighted average common share—basic	$(0.26)	$(0.40)	$0.19	$0.09
Weighted average number of common shares outstanding—diluted	113,088	68,910	82,939	82,980
Net income (loss) per weighted average common share—diluted*	$(0.26)	$(0.40)	$0.18	$0.09
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.

	Quarter Ended
	2010
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$46,092	$54,039	$47,904	$47,221
Project income	14,840	7,634	15,541	3,864
Net income (loss) attributable to Atlantic Power Corporation	1,304	(438)	1,445	(6,063)
Weighted average number of common shares outstanding—basic	65,388	60,511	60,481	60,404
Net income (loss) per weighted average common share—basic	$0.02	$(0.01)	$0.02	$(0.10)
Weighted average number of common shares outstanding—diluted	80,966	60,511	72,363	60,404
Net income (loss) per weighted average common share—diluted*	$0.02	$(0.01)	$0.02	$(0.10)
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.